FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22988

Nuveen Global High Income Fund

(Exact name of registrant as specified in charter)

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip Code)

David J. Lamb – Chief Administrative Officer

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year-end: December 31

Date of reporting period: June 30, 2023

Item 1. Proxy Voting Record

FORM N-PX

ICA File Number:  811-22988

Registrant Name:  Nuveen Global High Income Fund

Reporting Period:  07/01/2022 - 06/30/2023

Nuveen Global High Income Fund

GRUPO AEROMEXICO SAB DE CV Meeting Date: MAR 28, 2023 Record Date: MAR 17, 2023 Meeting Type: SPECIAL
Ticker: GRPAF Security ID: P4953T108
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1.1	Receive Report on Cancellation of Registration of Shares from National Registry of Securities and Delisting from Mexican Stock Exchange	Management	For	For
1.2	Change of Corporate Form to Public Company that Promotes Variable Capital	Management	For	For
2.1	Amend Articles Re: Public Company that Promotes Variable Capital	Management	For	For
2.2	Approve Certification of the Company's Bylaws	Management	For	For
3	Elect and/or Directors and Key Committee Members	Management	For	For
4.1	Receive Report on Process of Individualization of Share Titles Representing Company's Share Capital	Management	For	For
4.2	Receive Report on Process of Delivery of Information by Shareholders to Company in Order for Company to Identify Each of its Shareholders	Management	For	For
5	Authorize Board to Ratify and Execute Approved Resolutions	Management	For	For

GRUPO AEROMEXICO SAB DE CV Meeting Date: APR 28, 2023 Record Date: APR 20, 2023 Meeting Type: ANNUAL
Ticker: GRPAF Security ID: P4953T108
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Approve Consolidated Financial Statements, Statutory Reports and Allocation of Income; Set Maximum Amount of Share Repurchase Reserve	Management	For	For
2	Elect or Ratify Members, Chairman, Secretary and Deputy Secretary of Board, CEO and Chairman of Audit and Corporate Practices Committee and Committees; Approve Remuneration of Members of Board, Secretary and Deputy Secretary	Management	For	Against
3	Receive Report on Process of Delivery of Information by Shareholders to Company in Order for Company to Identify Each of its Shareholders	Management	For	For
4	Authorize Board to Ratify and Execute Approved Resolutions	Management	For	For

END NPX REPORT

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Global High Income Fund

By	/s/ David J. Lamb
David J. Lamb – Chief Administrative Officer

Date

May 17, 2024